Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
	Feb. 02, 2016	Dec. 21, 2015	Nov. 04, 2015	Oct. 01, 2015	Dec. 16, 2014	Jul. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Deltenna
Assets and liabilities measured at fair value on a recurring basis
Volatility for underlying earnings metrics used in determination of fair value of contingent consideration							40.00%
Initial measurement recognized at acquisition						$ 5,300
TeraLogics
Assets and liabilities measured at fair value on a recurring basis
Volatility for underlying earnings metrics used in determination of fair value of contingent consideration							15.00%	17.00%
Initial measurement recognized at acquisition		$ 33,900
GATR
Assets and liabilities measured at fair value on a recurring basis
Volatility for underlying earnings metrics used in determination of fair value of contingent consideration							15.00%	17.00%
Initial measurement recognized at acquisition	$ 220,500
DTECH
Assets and liabilities measured at fair value on a recurring basis
Volatility for underlying earnings metrics used in determination of fair value of contingent consideration								18.00%
Initial measurement recognized at acquisition					$ 99,400
H4 Global
Assets and liabilities measured at fair value on a recurring basis
Term of contingent consideration				5 years
Initial measurement recognized at acquisition			$ 1,900
Level 2
Debt instruments
Fair Value							$ 202,100	$ 210,000
Carrying value							200,000	201,000
Level 3
Assets and liabilities measured at fair value on a recurring basis
Balance at the Beginning period				$ 7,507			11,267	7,507
Initial measurement recognized at acquisition							1,328	9,202
Cash paid to seller							(3,500)	(6,000)
Adjustment to the provisional acquisition date valuation								(716)
Total remeasurement (gain) loss recognized in earnings							(3,878)	1,274
Balance at the ending period							5,217	11,267
Level 3 | Deltenna
Assets and liabilities measured at fair value on a recurring basis
Initial measurement recognized at acquisition							1,328
Total remeasurement (gain) loss recognized in earnings							48
Balance at the ending period							1,376
Level 3 | GATR
Assets and liabilities measured at fair value on a recurring basis
Balance at the Beginning period							3,200
Initial measurement recognized at acquisition								2,500
Total remeasurement (gain) loss recognized in earnings							(3,200)	700
Balance at the ending period								3,200
Level 3 | DTECH
Assets and liabilities measured at fair value on a recurring basis
Balance at the Beginning period				$ 7,507			2,000	7,507
Cash paid to seller								(5,000)
Total remeasurement (gain) loss recognized in earnings							(2,000)	(507)
Balance at the ending period								2,000
Level 3 | H4 Global
Assets and liabilities measured at fair value on a recurring basis
Balance at the Beginning period							567
Initial measurement recognized at acquisition								1,602
Adjustment to the provisional acquisition date valuation								(616)
Total remeasurement (gain) loss recognized in earnings							24	(419)
Balance at the ending period							591	567
Assets and liabilities measured at fair value | Total
Assets
Cash equivalents							8,501	57,455
Marketable securities								12,996
Current derivative assets							2,591	14,770
Noncurrent derivative assets							1,128	1,201
Total assets measured at fair value							12,220	86,422
Liabilities
Current derivative liabilities							3,456	13,752
Noncurrent derivative liabilities							1,128	1,334
Total liabilities measured at fair value							9,801	26,353
Assets and liabilities measured at fair value | Deltenna | Total
Liabilities
Noncurrent contingent consideration to seller							1,376
Assets and liabilities measured at fair value | GATR | Total
Liabilities
Noncurrent contingent consideration to seller								3,200
Assets and liabilities measured at fair value | DTECH | Total
Liabilities
Noncurrent contingent consideration to seller								2,000
Assets and liabilities measured at fair value | H4 Global | Total
Liabilities
Noncurrent contingent consideration to seller							591	567
Assets and liabilities measured at fair value | Level 1
Assets
Cash equivalents							8,501	57,455
Total assets measured at fair value							8,501	57,455
Assets and liabilities measured at fair value | Level 2
Assets
Marketable securities								12,996
Current derivative assets							2,591	14,770
Noncurrent derivative assets							1,128	1,201
Total assets measured at fair value							3,719	28,967
Liabilities
Current derivative liabilities							3,456	13,752
Noncurrent derivative liabilities							1,128	1,334
Total liabilities measured at fair value							4,584	15,086
Assets and liabilities measured at fair value | Level 3
Liabilities
Total liabilities measured at fair value							5,217	11,267
Assets and liabilities measured at fair value | Level 3 | Deltenna
Liabilities
Noncurrent contingent consideration to seller							1,376
Assets and liabilities measured at fair value | Level 3 | GATR
Liabilities
Noncurrent contingent consideration to seller								3,200
Assets and liabilities measured at fair value | Level 3 | DTECH
Liabilities
Noncurrent contingent consideration to seller								2,000
Assets and liabilities measured at fair value | Level 3 | H4 Global
Liabilities
Noncurrent contingent consideration to seller							591	567
Contract extensions | Level 3 | TeraLogics
Assets and liabilities measured at fair value on a recurring basis
Balance at the Beginning period							1,400
Initial measurement recognized at acquisition								2,000
Cash paid to seller							(1,000)	(1,000)
Adjustment to the provisional acquisition date valuation								(100)
Total remeasurement (gain) loss recognized in earnings							400	500
Balance at the ending period							800	1,400
Contract extensions | Assets and liabilities measured at fair value | TeraLogics | Total
Liabilities
Noncurrent contingent consideration to seller							800	1,400
Contract extensions | Assets and liabilities measured at fair value | Level 3 | TeraLogics
Liabilities
Noncurrent contingent consideration to seller							800	1,400
Revenue Targets | Level 3 | TeraLogics
Assets and liabilities measured at fair value on a recurring basis
Balance at the Beginning period							4,100
Initial measurement recognized at acquisition								3,100
Cash paid to seller							(2,500)
Total remeasurement (gain) loss recognized in earnings							850	1,000
Balance at the ending period							2,450	4,100
Revenue Targets | Assets and liabilities measured at fair value | TeraLogics | Total
Liabilities
Noncurrent contingent consideration to seller							2,450	4,100
Revenue Targets | Assets and liabilities measured at fair value | Level 3 | TeraLogics
Liabilities
Noncurrent contingent consideration to seller							$ 2,450	$ 4,100